COMMON STOCK AND DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2024
COMMON STOCK AND DIVIDENDS [Abstract]
Common Stock
As of December 31, 2024, 2023 and 2022, tgs’ common stock was as follows:

	Amount of common stock, subscribed, issued and authorized for public offer
Common Shares Class
(Face value $ 1, 1 vote)	Outstanding shares	Treasury Shares	Common Stock
Class “A”	405,192,594	-	405,192,594
Class “B”	347,568,464	41,734,225	389,302,689
Total	752,761,058	41,734,225	794,495,283